Summary of Significant Accounting Policies - Leases and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2018 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 3,538,911	$ 513,094	¥ 2,061,492
Operating lease liabilities, current	696,454	100,976	473,245
Operating lease liabilities, noncurrent	¥ 1,946,367	$ 282,197	¥ 1,369,825
Operating lease term (in years)	50 years	50 years
Number of reportable segments | segment	1
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	1 year
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	20 years
Land use rights
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease term (in years)	50 years	50 years
ASU 2016-02 | Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net				¥ 158,770
Operating lease liabilities, current				14,575
Operating lease liabilities, noncurrent				¥ 142,751